Basis of Presentation and Combination (Details)	Sep. 30, 2014 property	Dec. 31, 2013 property	Dec. 31, 2012 property
Real estate properties
Number of joint venture properties	2	11	14
Wholly-owned properties
Real estate properties
Number of properties	89	84
Partially owned properties
Real estate properties
Number of properties	5	4